Investments in Subsidiaries	12 Months Ended
Dec. 31, 2025
Investments in Subsidiaries [Abstract]
INVESTMENTS IN SUBSIDIARIES
NOTE 23 –	INVESTMENTS IN SUBSIDIARIES

a.	Investment in ALD Software:

On December 28, 2007, the Company entered into an agreement with ALD Software whereby on January 1, 2008, the Company transferred and sold to ALD Software the software department operation. The Company holds 98.63% of ALD Software.

b.	Investment in QPoint:

On July 1, 2010, the Company completed the acquisition of 46.52% of the issued and outstanding shares of QPoint. In April 2024, the Company acquired the remaining shares of QPoint and now holds 100% of QPoint.

The Company and QPoint are party to a services agreement, pursuant to which the Company provides QPoint with various services such as comprehensive accounting, marketing, management, administration and office maintenance, in consideration for a management fee of 3% of QPoint’s annual turnover. This agreement remains in effect as long as the Company holds 25% of QPoint’s share capital.

On April 3, 2024 the Company acquired the shares of QPoint that it did not yet own at that time, constituting 53.5% of QPoint’s outstanding shares for NIS 25,000,000 in cash. Following this acquisition, the Company holds 100% of QPoint.

d.	Comsec Vendor Settlement

In 2024, Comsec and the Company entered into a settlement agreement with a vendor, whose debt was also covered by a guarantee by the Company, pursuant to which the vendor received an amount of NIS 13,656 thousand.

e.	BlackSwan Merger:

On January 27, 2025, the Company completed an Agreement and Plan of Merger with BST, pursuant to which BST merged with and into a wholly-owned subsidiary of the Company.

As of December 31, 2025, the Company completed the sale of four BST subsidiaries located in Sri Lanka, Poland, Israel, and the United Kingdom, which were previously classified as held for sale in accordance with IFRS 5.

As of December 31, 2025, the Company recorded a full impairment loss on the technology asset acquired in the BST acquisition. See Note 11.